PIMCO Variable Insurance Trust

Supplement Dated December 5, 2013 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective immediately, the PIMCO Unconstrained Bond Portfolio’s portfolio will be managed by William H. Gross. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO, and he has managed the Portfolio since December 2013.

In addition, effective immediately, disclosure concerning the portfolio manager of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Low Duration PIMCO Total Return PIMCO Unconstrained Bond	William H. Gross	2/99* 12/97* 12/13	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

*	Inception of the Portfolio.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_120513

PIMCO Variable Insurance Trust

Supplement Dated December 5, 2013 to the

PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus, PIMCO Unconstrained Bond Portfolio Institutional Class Prospectus and PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus, each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective immediately, the PIMCO Unconstrained Bond Portfolio’s portfolio will be managed by William H. Gross. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO, and he has managed the Portfolio since December 2013.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Bond	William H. Gross	12/13	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_120513

PIMCO Variable Insurance Trust

Supplement dated December 5, 2013 to the

Statement of Additional Information dated April 30, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio will be managed by William H. Gross. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the “Portfolio Managers—Other Accounts Managed” section of the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective December 5, 2013, the PIMCO Unconstrained Bond Portfolio is managed by William H. Gross.

Additionally, effective immediately, corresponding changes are made in the table in the “Portfolio Managers—Securities Ownership” section of the SAI.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_120513